Schedule of public investments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cost	$ 857,337	$ 729,965
Estimated Fair Value	$ 106,857	$ 272,520
% of FV	100.00%	100.00%
TenX Protocols Inc [member]
IfrsStatementLineItems [Line Items]
Security description	2,885,576 common shares and 667,000 warrants	1,334,000 common shares and 667,000 warrant
Cost	$ 857,337	$ 729,965
Estimated Fair Value	$ 106,857	$ 272,520
% of FV	100.00%	100.00%